SEGMENT INFORMATION - Entity-Wide Disclosures Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Revenue by geography
Net revenue	$ 6,833	$ 6,848	$ 6,319
UNITED STATES
Revenue by geography
Net revenue	2,410	2,385	2,159
CHINA Including Hong Kong
Revenue by geography
Net revenue	1,383	1,499	1,273
Rest Of World
Revenue by geography
Net revenue	$ 3,040	$ 2,964	$ 2,887